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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Road
                 -----------------------------------
                 PO Box 220
                 -----------------------------------
                 Rockland, DE 19732-0220
                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josephine Diviney
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Josephine Diviney              Rockland, DE       01/24/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      N/A
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $39,795,430
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                          13F REPORT            DECEMBER 31, 2007

COMMON STOCK                                     CUSIP      VALUE       QUANTITY   DISCRETION
AAR Corporation                                  000361105   1,273,435     33,485       X
ATP Oil & Gas Corporation                        00208J108   1,535,658     30,385       X
Alliance Imaging, Inc.                           018606202     766,137     79,640       X
Anadigics, Inc.                                  032515108   1,114,816     96,354       X
AngioDynamics, Inc.                              03475v101     865,520     45,458       X
BE Aerospace, Inc.                               073302101     969,816     18,333       X
Boots & Coots Intn'l Well Control, Inc.          099469504     630,774    386,978       X
Capital Senior Living Corporation                140475104     480,662     48,405       X
Caraco Pharmaceutical Lab Inc.                   14075T107   1,150,165     67,065       X
Conn's, Inc.                                     208242107     678,309     39,644       X
Continucare Corporation                          212172100     963,360    356,800       X
Creative Vistas, Inc.                            225300201     844,119    297,225       X
CyberSource, Corp.                               23251J106     706,340     39,749       X
DXP Enterprises, Inc.                            233377407   1,725,059     36,955       X
Delta Petroleum Corp.                            247907207     732,700     38,870       X
Dollar Financial  Corporation                    256664103     844,251     27,509       X
Energy Xxi (Bermuda), Ltd.                       G10082108     464,839     90,085       X
EscoTechnologies, Inc.                           296315104     683,373     17,110       X
Excel Tech Inc.                                  30067T103     892,511     32,934       X
First Cash Financial Services, Inc.              31942D107     959,705     65,375       X
Fuel Tech, Inc.                                  359523107     969,986     42,825       X
Gentiva Health Services, Inc.                    37247A102     770,739     40,480       X
Globecomm Systems, Inc.                          37956X103     943,430     80,635       X
Gulfport Energy Corporation                      402635304   1,588,985     87,020       X
Harbin Electric Inc.                             41145W109     948,185     36,553       X
Home Bancshares, Inc.                            436893200     432,087     20,605       X
International Rectifier Corporation              460254105     848,740     24,985       X
MDC Partners, Inc.                               552697104     803,209     82,465       X
MICROS Systems, Inc.                             594901100   1,206,050     17,190       X
Matrixx Initiatives, Inc.                        57685L105      92,321      6,637       X
NovaMed, Inc.                                    66986W108     542,236    127,585       X
OPNET Technologies, Inc.                         683757108     723,088     79,811       X
OmniVision Technologies, Inc.                    682128103     853,301     54,524       X
Power-One, Inc.                                  739308104     807,576    202,400       X
Providence Service Corporation                   743815102   1,250,345     44,433       X
Radiation Therapy Services, Inc.                 750323206     793,738     25,679       X
Rainmaker Systems, Inc.                          750875304     525,872     81,028       X
Regeneration Technology, Inc.                    75886N100     548,168     63,153       X
TeleTech Holdings, Inc.                          879939106     572,801     26,930       X
Tessera Technologies, Inc.                       88164L100     638,726     15,354       X
Titan Machinery, Inc.                            88830R101   1,272,862     97,165       X
Triangle Capital Corporation                     895848109     378,064     30,489       X
Ultra Clean Holdings, Inc.                       90385V107     747,993     60,959       X
Ultralife Batteries, Inc.                        903899102   2,005,630     99,535       X
Vitran Corporation, Inc.                         92850E107     579,844     40,748       X
Volterra Semiconductor Corporation               928708106     669,907     60,735       X

                                             46             39,795,430  3,398,282